UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 3/31

Date of reporting period: 3/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Emerging
Markets Small Cap
Fund
A Series of Templeton Global Investment Trust
March 31, 2022
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Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report

Shareholder Letter
Dear Shareholder:
The market lens for the rest of 2022 will be focused on the
impact of policy miscalculations by global political powers. In
Russia, President Vladimir Putin appears to have misjudged
the West’s response to his invasion of Ukraine. The speed,
strength and unity of global sanctions is causing severe
economic hardships in Russia, and could cause China to
reexamine its position of “not ruling out force” in unifying
Taiwan. A rebalancing of China’s approach to emphasizing
soft power to encourage Taiwanese reunification over
the long term would be positive for East Asia. A softening
Chinese military posture could also have the knock-on effect of thawing border tensions with India.
In the U.S., the Federal Reserve (Fed) appears to have
underestimated the underlying price pressures that have
accumulated in the U.S. economy. Fiscal stimulus, multiple
rounds of quantitative easing and supply disruptions from
COVID-19 have driven up wages and, in turn, inflation.
Further increases in energy and food prices following
Russia’s invasion of Ukraine have now firmly placed the Fed
“behind the curve.” The policy challenge of raising rates to bring down inflation, in the full knowledge that it risks slowing the economy, suggests future economic data are going to
look distinctly stagflationary, which creates further challenges for the Fed.
The growth scare following the Russian invasion of Ukraine,
significantly higher U.S. interest rates over the next 12
months and the impact of rising input costs implies slower
future profit growth. Consensus expectations for developed
market equities is for mid-single digit earnings growth
in 2023. However, the risk is skewed toward downward
revisions to earnings next year. In contrast, emerging
markets are expected to witness a recovery in earnings
growth to low double-digit levels in 2023, driven primarily
by a recovery in China and India. While there are risks
to earnings in both these markets, including renewed
lockdowns in China resulting from the country’s “zero-
COVID-19” stance, decision makers in China are easing
policy to offset risks to growth.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Emerging Markets Small Cap Fund’s annual
report includes more detail about prevailing conditions and
a discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Franklin Templeton Emerging Markets Equity
This letter reflects our analysis and opinions as of March 31,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Annual Report

Contents
Annual Report
Templeton Emerging Markets Small Cap Fund 3
Performance Summary 8
Your Fund’s Expenses 11
Financial Highlights and Schedule of Investments 12
Financial Statements 21
Notes to Financial Statements 25
Report of Independent Registered
Public Accounting Firm 35
Tax Information 36
Board Members and Officers 37
Shareholder Information 42
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Templeton Emerging Markets Small Cap Fund
This annual report for Templeton Emerging Markets Small
Cap Fund covers the fiscal year ended March 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80%
of its net assets in securities of small-cap companies
located in emerging market countries, as defined in the
Fund’s prospectus. For this Fund, small-cap companies
are companies with a market capitalization at the time of
purchase within the range of the market capitalizations of
companies included in the MSCI Emerging Markets (EM)
Small Cap Index.
Performance Overview
The Fund’s Class A shares posted a +3.01% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the MSCI EM Small Cap Index-NR,
which measures stock performance of small-cap stocks in
emerging markets, posted a +5.52% cumulative total return.
1
Please note index performance information is provided for
reference and we do not attempt to track any index but
rather undertake investments on the basis of fundamental
research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while
an index does not have such costs. You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Emerging market economies continued to grow during the 12
months ended March 31, 2022, though resurgent COVID-19
outbreaks and supply-chain issues tempered growth in some
countries. Many emerging market central banks raised their
benchmark interest rates to stem inflation, continuing a
trend that started in early 2021. During the period, emerging market equities were hurt by investor concerns about the
global spread of COVID-19 variants, rising inflation, new
Chinese government regulations on certain businesses and
Russia’s invasion of Ukraine, though small-cap stocks were
less affected than their mid- and large-capitalization peers.
In contrast, higher commodity prices, progress in COVID-19
vaccine distributions and loosening Chinese fiscal policy
supported equities.
Regarding individual countries, China’s year-on-year
economic growth rate moderated in 2021’s second, third
and fourth quarters due to supply-chain issues, higher
commodity prices, domestic COVID-19 outbreaks, power
shortages and a property market slowdown. Growth
accelerated in the first quarter of 2022, though poor retail sales and employment figures in March raised the possibility of an economic slowdown in the near future. Taiwan’s
year-on-year growth rate moderated in 2021’s second
and third quarters as private consumption was impacted
by a spike in COVID-19 infections. Growth accelerated in
the fourth quarter due to continued solid foreign demand
for electronics and a recovery in private spending, which
was aided by government stimulus and easing pandemic-
related restrictions. South Korea’s year-on-year growth
rate accelerated in 2021’s second quarter due to strong
exports, private and government spending and gross fixed
capital formation. Growth moderated in the third quarter
in part due to new restrictions to contain the Delta variant, then accelerated slightly in the fourth quarter due to growth in private and government spending. India’s year-on-year
growth rate accelerated to an all-time high in 2021’s second quarter—albeit compared to a sharp contraction during
Geographic Composition
3/31/22
% of Total
Net Assets
Asia 79.2%
Latin America & Caribbean 11.9%
Middle East & Africa 3.6%
Europe 2.4%
Short-Term Investments & Other Net Assets 2.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
17
.

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2020’s second quarter—due to surges in construction
and manufacturing. Growth moderated in 2021’s third and
fourth quarters, but was still robust, as economic growth
was supported by government stimulus measures and
progress in vaccine distribution, which eased COVID-19-
related economic disruptions. Russia’s year-on-year growth
rate returned to positive territory in 2021’s second quarter following four consecutive quarters of contractions, aided
by an increase in oil prices. Growth then moderated in the
third quarter but was still above pre-pandemic levels and
accelerated in the fourth quarter, supported by high energy
prices. Brazil’s year-on-year growth rate accelerated in
2021’s second quarter due to strength in manufacturing,
particularly automotive production, and transportation
and storage. Growth moderated in 2021’s third and fourth
quarters as imports outpaced exports.
Turning to specific countries’ monetary policies, the People’s
Bank of China lowered its benchmark loan prime rate
twice during the period in an ongoing effort to spur growth, while the central bank of India left its benchmark interest
rate unchanged. In contrast, Taiwan’s central bank raised
its benchmark interest rate in March 2022—bringing its
rate back up to pre-pandemic levels—to dampen inflation
expectations. The central bank of South Korea raised its
benchmark rate three times in response to rising inflation
and household debt. The central banks of Russia and Brazil
raised their benchmark interest rates eight times each to
combat rising inflation. Increases in Russia included more
than doubling its benchmark rate in late February 2022
to offset ruble devaluation caused by sanctions imposed
against the country following its invasion of Ukraine.
In this environment, emerging market small-cap stocks, as
measured by the MSCI EM Small Cap Index-NR, posted
a +5.52% total return for the 12 months ended March 31,
2022.
1
Chinese small-cap equities declined steeply during
the period due to new government regulations targeting
internet companies, strict lockdowns to suppress COVID-19
outbreaks and a slowing property market. Larger losses
were prevented by a late-period rally, which was sparked
by public assurances from Chinese policymakers that
they would take measures to support the stock market.
Taiwanese small-cap equities rose during the period, with the country’s strong technology export sector counterbalancing
the negative effects of COVID-19 outbreaks early in the
period and rising U.S. Treasury yields—which dampened
foreign investor interest in growth stocks—late in the period.
Russian small-cap equities rose slightly in the first half of the period due to increased oil prices but plummeted late in the period following the country’s invasion of Ukraine in February
2022 and subsequent international sanctions. In March,
major index providers MSCI and FTSE Russell zero-valued
Russian equities and dropped them from their benchmarks
following the Russian government closing access to its stock markets. Brazilian small-cap equities rose during the period.
High commodity prices and better-than-expected economic
data boosted investor sentiment early and late in the period, which offset losses in the middle of the period that were
caused by interest-rate hikes, rising inflation and political uncertainty.
Investment Strategy
Our investment strategy employs a fundamental research,
bottom-up, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation
of the company’s long-term earnings, asset value and
cash flow potential. Our analysis includes an assessment
of the potential impacts of material environmental, social
and governance (ESG) factors on the long-term risk and
return profile of a company. We also consider a company’s
profit and loss outlook, balance sheet strength, cash flow
trends and asset value in relation to the current price of the company’s securities. The analysis considers the company’s
position in its sector, the economic framework and political environment.
Manager’s Discussion
During the 12 months under review, key contributors to the
Fund’s absolute performance included PharmaEssentia, LX
Semicon and Bajaj Holdings & Investment.
PharmaEssentia is a Taiwan-based global biopharmaceutical
company which develops and produces therapeutic
products for the treatment of human diseases. The
company’s share price soared after the U.S. Food and
Drug Administration approved Besremi, its treatment
for a rare form of blood cancer, in November 2021.
PharmaEssentia started receiving orders for Besremi in
the U.S. shortly after the regulatory approval. The drug’s
potential to gain market share from existing therapies and
treat other diseases, coupled with additional products
in PharmaEssentia’s pipeline, further boosted investor
confidence in the company. Market concerns over an
unfavorable arbitration from 2020 also eased on news that
the German Federal Court of Justice set aside a litigation
ruling that required PharmaEssentia to pay more than
100 million euros in compensation to its European Union
(EU) partner AOP Pharmaceuticals (not a Fund holding).
The ruling also validated the licensing and manufacturing
agreement between PharmaEssentia and AOP, entitling
PharmaEssentia to receive sale royalties from Besremi since

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Annual Report
its launch in the EU in 2019. We trimmed our holdings in the company to realize gains and raise funds for new investment
opportunities.
LX Semicon is a South Korean chip designer specializing
in integrated circuits (ICs) for display panels. As one of the largest industry players, LX Semicon benefited from rising
demand for displays in the stay-home economy amid the
COVID-19 pandemic. A semiconductor supply shortage
coupled with rising demand also drove display driver IC
(DDI) prices, further driving profitability, with the company reporting solid revenue, earnings and profit margins in the
second and third quarters of 2021. Shares corrected in the
first two months of 2022, however, as fourth-quarter 2021
operating profit missed market expectations on weaker DDI
sales amid weakening television demand and concerns of a
potential DDI price correction weighed on sentiment. Shares
subsequently rebounded in March as investors raised their
first-quarter 2022 earnings outlook and viewed potential
new business opportunities and the emergence of higher-
resolution displays driving demand for increasingly complex
chips as potential tailwinds for the company. We trimmed our holdings in the company to realize gains and raise funds for new investment opportunities.
Bajaj Holdings & Investment’s key holdings include Bajaj
Auto, which is one of India’s largest manufacturers of two-
and three-wheel motorized vehicles, and Bajaj Finserv,
which is involved in insurance as well as consumer
financing. Shares in Bajaj Holdings remained on an upward
trend in the first half of the reporting period, benefiting from a rebound in Indian equity markets amid continued policy
support and economic momentum as the country recovered
from a second wave of COVID-19 infections. Bajaj Holdings’
stock also rose as its underlying financial businesses
unveiled growth ambitions in financial technology and asset
management, with regulators giving approval for Bajaj
Finserv to establish a mutual fund business. In addition,
investors cheered solid corporate results at Bajaj Finserv,
including a strong revival in the lending business and net
interest income and resilient asset quality at subsidiary Bajaj
Finance, as well as solid performance in the life insurance
segment supporting earnings in the final two quarters of
2021. Shares remained rangebound in the latter half of the
period as a resurgence of COVID-19 cases and concerns
about rising oil prices weighed on the Indian equity market.
We believe the group continued to offer an attractively
valued exposure to a diversified range of businesses in
lending, insurance and automobiles.
Conversely, major detractors from absolute performance
included Health & Happiness H&H International Holdings,
Baozun and Merida Industry.
H&H International is a leading family nutrition product
company in China. The company primarily sells baby
nutrition and care products, such as infant formula, and
adult nutrition and care products. H&H International’s 2021
corporate results were mixed, reflected in stronger sales
for its adult nutrition and pet nutrition and care businesses and weaker sales for its baby nutrition business. Its baby
nutrition business has been held back by shrinking demand
amid increased industry competition and a slowing birth
rate in China. Concerns of potential government curbs
on infant formula pricing also weighed on the stock. The
management’s strategy of expanding its sales channels to
lower-tier cities and increasing the number of point of sales
Top 10 Countries
3/31/22
a
% of Total
Net Assets
a a
Taiwan 18.4%
India 15.9%
South Korea 15.0%
China 12.6%
Vietnam 7.7%
Brazil 5.8%
Philippines 4.3%
Peru 3.0%
Thailand 2.2%
South Africa 2.0%
Top 10 Holdings
3/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Bajaj Holdings & Investment Ltd. 4.5%
Diversified Financial Services, India
Synnex Technology International Corp. 3.2%
Electronic Equipment, Instruments &
Components, Taiwan
Novatek Microelectronics Corp. 3.2%
Semiconductors & Semiconductor Equipment,
Taiwan
International Container Terminal Services, Inc. 3.0%
Transportation Infrastructure, Philippines
Intercorp Financial Services, Inc. 3.0%
Banks, Peru
Merida Industry Co. Ltd. 2.9%
Leisure Products, Taiwan
Federal Bank Ltd. 2.7%
Banks, India
FPT Corp. 2.5%
IT Services, Vietnam
Mobile World Investment Corp. 2.2%
Specialty Retail, Vietnam
Daqo New Energy Corp. 1.9%
Semiconductors & Semiconductor Equipment,
China

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Annual Report
could, however, improve penetration and support sales
growth. The acquisition of a leading online premium pet
supplement company in the U.S. was also viewed positively
by investors as the company continued to expand into
the rapidly growing sector. Overall, we believe that H&H
International’s well-diversified portfolio of strong brands
could position it for longer-term growth.
Baozun is a Chinese e-commerce solutions provider. The
company partners with brands to execute their e-commerce
strategies, providing services ranging from online store
construction to site operation, digital marketing and supply chain management. Tighter regulations in China’s internet
industry governing data security, market competition
and staff protection pressured shares. Slower sales for
certain international brands coupled with expectations
that weaker macroeconomic trends could weigh on
consumption, especially in discretionary items such as
apparel and electronics, weakened investors’ outlook for
Baozun. Operationally, the company’s fourth-quarter 2021
corporate results largely met market expectations. Baozun
also approved a substantial new share buyback program
following the completion of its previous buyback program,
reiterating its commitment to shareholder value. Despite
the regulatory and macroeconomic headwinds, we believe
Baozun continues to offer valuable e-commerce solutions
and is well-positioned to benefit from its established
relationships with well-known international brands.
Taiwan-based Merida is one of the largest global
manufacturers of bicycles and e-bikes. The company
reported mixed third- and fourth-quarter 2021 corporate
results as component shortages and a global shortage of
shipping containers dampened short-term sales momentum.
However, solid income contribution from Specialized (not
a Fund holding), a leading bicycle company in the U.S., in
which Merida owns a substantial position, boosted earnings.
After shares more than tripled in the 12-month period
ended March 2021, investors locked in returns, leading the
company’s share price to decline over the reporting period. A structural transition in consumers’ habits and renewed focus on health triggered by the COVID-19 pandemic is expected
to continue supporting demand for bicycles and e-bikes in
key markets including China, Europe and the U.S.
In the past 12 months, we increased the Fund’s holdings
in South Korea, India and South Africa, as we continued to
identify companies with sustainable earnings power trading
at a discount to their intrinsic worth. Purchases were also
made in Brazil, Peru and Hong Kong, while exposure to
Cambodia was initiated by the addition of NagaCorp, a Hong
Kong-listed gaming and leisure company with operations
in Cambodia. In terms of sectors, purchases were made in
communication services, financials and materials.
New additions to the portfolio included Mobile World
Investment, one of the biggest mobile device, electronics
and grocery retailers in Vietnam; Soulbrain, a major South
Korean supplier of key chemicals for semiconductor and
display manufacturing; MakeMyTrip, an Indian online travel
company; and Affle India, an India-based global advertising
technology company. We also added to our existing high-
conviction portfolio holdings with purchases in Synnex
Technology International, a Taiwan-based distributor of
information technology equipment; Daqo New Energy, a
Chinese producer of polysilicon, an important raw material
for solar energy products; and Hugel, a major South Korean
biopharmaceuticals manufacturer in the cosmetics market.
Meanwhile, we decreased the Fund’s investments in Taiwan,
the United Arab Emirates (UAE) and Poland in favor of
opportunities that we found more compelling in the emerging
market small cap investment universe. Some sales were
also made in China, Vietnam and Turkey. Sector-wise,
reductions were undertaken in consumer discretionary,
health care and industrials. In terms of key sales, we closed positions in China-based branded sportswear company Xtep
International Holdings, UAE-based global logistics services
provider Aramex, and Central European branded spirits
producer Stock Spirits Group. We also reduced holdings in
Vietnam-based steel producer Hoa Phat Group and in the
previously mentioned PharmaEssentia and LX Semicon.
Thank you for your continued participation in Templeton
Emerging Markets Small Cap Fund. We look forward to
serving your future investment needs.
Chetan Sehgal, CFA
Vikas Chiranewal, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance

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Annual Report
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2022
Templeton Emerging Markets Small Cap Fund

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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +3.01% -2.67%
5-Year +28.62% +3.98%
10-Year +66.21% +4.62%
Advisor
1-Year +3.26% +3.26%
5-Year +30.24% +5.43%
10-Year +70.77% +5.50%
See page 10 for Performance Summary footnotes.

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Performance Summary

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Annual Report
See page 10 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/1/12–3/31/22)
Advisor Class
(4/1/12–3/31/22)
1,

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Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Because these frameworks are typically even less developed in frontier markets, as well as various factors including the increased potential for extreme price volatility, illiquidity, trade barriers and exchange controls, the risks associated with emerging markets are magnified in frontier markets. Small-cap company stocks have historically had more price volatility than large-company stocks, particularly over the short term. All investments in the
Fund should be thought of as long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impos-
sible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.
1. The Fund has an expense reduction contractually guaranteed through 7/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI EM Small Cap Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the performance of small-cap equities in global emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(4/1/21–3/31/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.6577 $0.4371 $0.5754 $1.6702
C $0.5031 $0.4371 $0.5754 $1.5156
R $0.6141 $0.4371 $0.5754 $1.6266
R6 $0.7190 $0.4371 $0.5754 $1.7315
Advisor $0.6961 $0.4371 $0.5754 $1.7086
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.75% 1.99%
Advisor 1.50% 1.74%

Your Fund’s Expenses
Templeton Emerging Markets Small Cap Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/21
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $961.83 $8.39 $1,016.37 $8.63 1.72%
C $1,000 $958.37 $12.02 $1,012.65 $12.36 2.46%
R $1,000 $960.31 $9.61 $1,015.13 $9.88 1.97%
R6 $1,000 $963.60 $6.60 $1,018.21 $6.79 1.35%
Advisor $1,000 $963.47 $7.17 $1,017.63 $7.37 1.46%

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended March 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.08 $8.68 $13.78 $15.25 $13.02
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.02 0.10 0.03 —
c
Net realized and unrealized gains (losses) ........... 0.50 6.77 (4.96) (1.15) 2.23
Total from investment operations .................... 0.57 6.79 (4.86) (1.12) 2.23
Less distributions from:
Net investment income .......................... (0.66) (0.39) (—)
c
— —
Net realized gains ............................. (1.01) — (0.24) (0.35) —
Total distributions ............................... (1.67) (0.39) (0.24) (0.35) —
Net asset value, end of year ....................... $13.98 $15.08 $8.68 $13.78 $15.25
Total return
d
................................... 3.01% 78.52% (35.73)% (7.09)% 17.13%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.91% 1.99% 1.93% 1.94% 1.96%
Expenses net of waiver and payments by affiliates ....... 1.73% 1.80% 1.91% 1.92% 1.94%
Net investment income (loss) ...................... 0.47% 0.16% 0.94% 0.19% (0.01)%
Supplemental data
Net assets, end of year (000’s) ..................... $215,598 $210,269 $143,312 $268,761 $315,469
Portfolio turnover rate ............................ 31.72% 31.70% 4.72% 12.22% 7.57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended March 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.03 $8.14 $13.02 $14.54 $12.51
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.02) (0.06) 0.02 (0.06) (0.10)
Net realized and unrealized gains (losses) ........... 0.44 6.31 (4.66) (1.11) 2.13
Total from investment operations .................... 0.42 6.25 (4.64) (1.17) 2.03
Less distributions from:
Net investment income .......................... (0.50) (0.36) — — —
Net realized gains ............................. (1.01) — (0.24) (0.35) —
Total distributions ............................... (1.51) (0.36) (0.24) (0.35) —
Net asset value, end of year ....................... $12.94 $14.03 $8.14 $13.02 $14.54
Total return
c
................................... 2.26% 77.25% (36.23)% (7.85)% 16.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.66% 2.73% 2.68% 2.69% 2.71%
Expenses net of waiver and payments by affiliates ....... 2.48% 2.54% 2.66% 2.67% 2.69%
Net investment income (loss) ...................... (0.15)% (0.51)% 0.19% (0.56)% (0.76)%
Supplemental data
Net assets, end of year (000’s) ..................... $17,588 $27,434 $23,168 $52,300 $78,836
Portfolio turnover rate ............................ 31.72% 31.70% 4.72% 12.22% 7.57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended March 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.82 $8.56 $13.62 $15.11 $12.93
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.04 (0.03) 0.04 (0.05) (0.04)
Net realized and unrealized gains (losses) ........... 0.47 6.68 (4.86) (1.09) 2.22
Total from investment operations .................... 0.51 6.65 (4.82) (1.14) 2.18
Less distributions from:
Net investment income .......................... (0.61) (0.39) — — —
Net realized gains ............................. (1.01) — (0.24) (0.35) —
Total distributions ............................... (1.62) (0.39) (0.24) (0.35) —
Net asset value, end of year ....................... $13.71 $14.82 $8.56 $13.62 $15.11
Total return .................................... 2.71% 78.18% (35.95)% (7.29)% 16.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.16% 2.24% 2.18% 2.19% 2.21%
Expenses net of waiver and payments by affiliates ....... 1.98% 2.05% 2.16% 2.17% 2.19%
Net investment income (loss) ...................... 0.26% (0.20)% 0.69% (0.06)% (0.26)%
Supplemental data
Net assets, end of year (000’s) ..................... $2,444 $2,966 $1,365 $1,728 $929
Portfolio turnover rate ............................ 31.72% 31.70% 4.72% 12.22% 7.57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended March 31, Year Ended
March 31,
2018
a
2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.30 $8.79 $13.94 $15.41 $14.41
Income from investment operations
b
:
Net investment income (loss)
c
.................... 0.14 0.08 0.22 (0.07) (0.04)
Net realized and unrealized gains (losses) ........... 0.50 6.83 (5.07) (1.01) 1.08
Total from investment operations .................... 0.64 6.91 (4.85) (1.08) 1.04
Less distributions from:
Net investment income .......................... (0.72) (0.40) (0.06) (0.04) (0.04)
Net realized gains ............................. (1.01) — (0.24) (0.35) —
Total distributions ............................... (1.73) (0.40) (0.30) (0.39) (0.04)
Net asset value, end of year ....................... $14.21 $15.30 $8.79 $13.94 $15.41
Total return
d
................................... 3.41% 79.19% (35.48)% (6.76)% 7.27%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 1.54% 1.60% 1.53% 1.57% 1.59%
Expenses net of waiver and payments by affiliates ....... 1.35% 1.40% 1.51% 1.55% 1.54%
Net investment income ........................... 0.88% 0.61% 1.34% 0.56%
f
0.39%
f
Supplemental data
Net assets, end of year (000’s) ..................... $39,782 $46,062 $47,904 $198,106 $23,964
Portfolio turnover rate ............................ 31.72% 31.70% 4.72% 12.22% 7.57%
a
For the period August 1, 2017 (effective date) to March 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Ratio is calculated based on the Fund level net investment income, as reflected in the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating fair value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended March 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.32 $8.80 $13.96 $15.42 $13.15
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.07 0.15 0.09 0.03
Net realized and unrealized gains (losses) ........... 0.50 6.84 (5.03) (1.19) 2.26
Total from investment operations .................... 0.62 6.91 (4.88) (1.10) 2.29
Less distributions from:
Net investment income .......................... (0.70) (0.39) (0.04) (0.01) (0.02)
Net realized gains ............................. (1.01) — (0.24) (0.35) —
Total distributions ............................... (1.71) (0.39) (0.28) (0.36) (0.02)
Net asset value, end of year ....................... $14.23 $15.32 $8.80 $13.96 $15.42
Total return .................................... 3.26% 79.10% (35.61)% (6.90)% 17.48%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.66% 1.74% 1.68% 1.69% 1.71%
Expenses net of waiver and payments by affiliates ....... 1.48% 1.54% 1.66% 1.67% 1.69%
Net investment income ........................... 0.75% 0.53% 1.19% 0.44% 0.24%
Supplemental data
Net assets, end of year (000’s) ..................... $172,459 $177,989 $168,808 $387,850 $668,474
Portfolio turnover rate ............................ 31.72% 31.70% 4.72% 12.22% 7.57%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Global Investment Trust
Schedule of Investments, March 31, 2022
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 94.8%
Brazil 4.6%
Arezzo Industria e Comercio SA ..... Textiles, Apparel & Luxury Goods 236,100 $ 4,471,266
Dexco SA ...................... Paper & Forest Products 2,000,900 6,168,445
Grendene SA ................... Textiles, Apparel & Luxury Goods 1,174,611 2,464,245
a
Iguatemi SA .................... Real Estate Management & Development 619,400 2,660,044
a
M Dias Branco SA ................ Food Products 565,500 2,923,782
b
Ser Educacional SA, 144A, Reg S .... Diversified Consumer Services 896,900 2,045,494
20,733,276
Cambodia 0.9%
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 4,312,014 3,820,222
Chile 0.4%
Aguas Andinas SA, A ............. Water Utilities 9,000,000 1,913,703
China 12.6%
Asia Cement China Holdings Corp. ... Construction Materials 3,155,500 2,019,392
a
Baozun, Inc., A .................. Internet & Direct Marketing Retail 1,104,817 3,149,772
a
Chervon Holdings Ltd. ............. Household Durables 168,300 1,163,024
b
China Education Group Holdings Ltd.,
Reg S ....................... Diversified Consumer Services 5,102,600 4,390,553
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 204,508 8,450,271
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 3,657,800 5,114,938
a
Huaxin Cement Co. Ltd., H ......... Construction Materials 2,054,694 3,562,090
b
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 2,535,500 3,008,703
Longshine Technology Group Co. Ltd., A Software 1,696,134 7,392,275
a,b,c
Luye Pharma Group Ltd., 144A, Reg S Pharmaceuticals 17,085,558 6,500,368
a,b,c
Mobvista, Inc., 144A, Reg S ........ Media 3,825,635 2,546,382
a
Noah Holdings Ltd., ADR .......... Capital Markets 103,388 2,432,720
TravelSky Technology Ltd., H ....... IT Services 665,711 954,998
Uni-President China Holdings Ltd. .... Food Products 4,054,571 3,518,534
Xinyi Solar Holdings Ltd. ........... Semiconductors & Semiconductor Equipment 854,935 1,487,912
Zepp Health Corp., ADR ........... Electronic Equipment, Instruments &
Components 226,074 651,093
56,343,025
Egypt 0.8%
a
E-Finance for Digital & Financial
Investments ................... IT Services 1,151,974 1,112,198
b
Integrated Diagnostics Holdings plc,
144A, Reg S .................. Health Care Providers & Services 2,011,196 2,398,351
3,510,549
Georgia 0.7%
a
Georgia Capital plc ............... Capital Markets 383,294 3,156,001
Hong Kong 1.9%
Luk Fook Holdings International Ltd. .. Specialty Retail 1,659,800 4,025,020
Pacific Basin Shipping Ltd. ......... Marine 8,518,900 4,561,273
8,586,293
Hungary 1.7%
Richter Gedeon Nyrt. ............. Pharmaceuticals 363,860 7,693,550
India 15.9%
a
Affle India Ltd. ................... Media 466,085 7,651,129
Apollo Hospitals Enterprise Ltd. ...... Health Care Providers & Services 11,701 693,029
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 309,043 20,308,608
Dalmia Bharat Ltd. ............... Construction Materials 369,006 7,226,392
b
Dilip Buildcon Ltd., 144A, Reg S ..... Construction & Engineering 522,213 1,647,533

Templeton Global Investment Trust
Schedule of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
EPL Ltd. ....................... Containers & Packaging 1,617,896 $ 4,116,796
Federal Bank Ltd. ................ Banks 9,556,507 12,154,021
a,c
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 222,783 5,977,268
Redington India Ltd. .............. Electronic Equipment, Instruments &
Components 4,424,941 8,389,914
Tata Consumer Products Ltd. ....... Food Products 287,427 2,930,793
71,095,483
Kazakhstan 0.2%
b
Halyk Savings Bank of Kazakhstan JSC,
GDR, Reg S .................. Banks 103,619 1,013,856
Mexico 1.6%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,628,117 5,557,231
a,b
Nemak SAB de CV, 144A, Reg S .... Auto Components 6,481,529 1,746,573
7,303,804
Peru 3.0%
c
Intercorp Financial Services, Inc. ..... Banks 383,896 13,263,607
Philippines 4.3%
Century Pacific Food, Inc. .......... Food Products 12,693,200 5,765,176
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 3,141,894 13,612,239
19,377,415
Russia 0.0%
a,b,d,e
VK Co. Ltd., GDR, Reg S .......... Interactive Media & Services 114,164 —
Saudi Arabia 0.8%
Mouwasat Medical Services Co. ..... Health Care Providers & Services 63,874 3,609,552
South Africa 2.0%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 801,259 2,513,629
Netcare Ltd. .................... Health Care Providers & Services 5,900,000 6,497,886
9,011,515
South Korea 15.0%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 312,216 8,015,605
Hankook Tire & Technology Co. Ltd. .. Auto Components 79,062 2,178,124
a
Hugel, Inc. ..................... Biotechnology 47,643 5,419,539
i-SENS, Inc. .................... Health Care Equipment & Supplies 158,283 3,822,834
a
L&F Co. Ltd. .................... Electronic Equipment, Instruments &
Components 40,982 7,525,143
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 36,958 5,569,643
a
Lock&Lock Co. Ltd. ............... Household Durables 399,574 3,569,981
LX Semicon Co. Ltd. .............. Semiconductors & Semiconductor Equipment 58,090 6,861,789
NeoPharm Co. Ltd. ............... Personal Products 64,000 1,323,336
a
Pearl Abyss Corp. ................ Entertainment 57,273 4,646,542
RFHIC Corp. .................... Semiconductors & Semiconductor Equipment 107,632 2,729,268
Shin Heung Energy & Electronics Co.
Ltd. ......................... Electrical Equipment 22,191 1,004,051
Soulbrain Co. Ltd. ................ Chemicals 29,000 5,798,779
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 121,335 4,085,157
Zinus, Inc. ...................... Household Durables 74,384 4,425,053
66,974,844
Sri Lanka 0.1%
Hemas Holdings plc .............. Industrial Conglomerates 3,019,274 474,457

Templeton Global Investment Trust
Schedule of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan 18.4%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 186,082 $ 3,082,627
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 1,102,248 7,334,586
Merida Industry Co. Ltd. ........... Leisure Products 1,470,400 12,912,271
momo.com, Inc. ................. Internet & Direct Marketing Retail 109,973 3,576,970
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 973,800 14,328,232
PChome Online, Inc. .............. Internet & Direct Marketing Retail 400,000 1,272,689
a
PharmaEssentia Corp. ............ Biotechnology 461,623 5,027,212
Poya International Co. Ltd. ......... Multiline Retail 432,249 5,856,187
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 2,642,100 4,770,531
Shin Zu Shing Co. Ltd. ............ Machinery 1,392,707 4,020,534
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 5,526,772 14,436,123
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 1,525,808 5,957,981
82,575,943
Thailand 2.2%
Dynasty Ceramic PCL ............. Building Products 23,444,540 2,099,932
Major Cineplex Group PCL ......... Entertainment 5,443,800 3,272,498
Tisco Financial Group PCL ......... Banks 1,435,676 4,325,365
9,697,795
Vietnam 7.7%
FPT Corp. ...................... IT Services 2,432,816 11,368,655
Hoa Phat Group JSC ............. Metals & Mining 4,126,852 8,122,043
Mobile World Investment Corp. ...... Specialty Retail 1,558,850 9,929,275
a
Vincom Retail JSC ............... Real Estate Management & Development 3,589,152 5,235,403
34,655,376
Total Common Stocks (Cost $370,628,886) .....................................
424,810,266
a
Preferred Stocks 2.3%
Brazil 1.2%
f
Bradespar SA, 23.04% ............ Metals & Mining 788,648 5,478,643
Chile 1.1%
f
Embotelladora Andina SA, A, 7.49% .. Beverages 1,250,500 2,333,324
f
Embotelladora Andina SA, B, 6.95% .. Beverages 1,080,000 2,391,113
4,724,437
Total Preferred Stocks (Cost $12,126,249) ......................................
10,203,080
Total Long Term Investments (Cost $382,755,135) ...............................
435,013,346
Short Term Investments 2.5%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.4%
United States 2.4%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 10,688,827 10,688,827
Total Money Market Funds (Cost $10,688,827) ..................................
10,688,827

Templeton Global Investment Trust
Schedule of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
i
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds 0.1%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 361,833 $ 361,833
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$361,833) ...................................................................
361,833
a a a a a
Total Short Term Investments (Cost $11,050,660 ) ................................
11,050,660
a a a
a
Total Investments (Cost $393,805,795) 99.6% ...................................
$446,064,006
Other Assets, less Liabilities 0.4% .............................................
1,807,757
Net Assets 100.0% ...........................................................
$447,871,763
a a a
See Abbreviations on page 34 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $25,297,813, representing 5.6% of net assets.
c
A portion or all of the security is on loan at March 31, 2022. See Note 1(c).
d
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
e
See Note 6 regarding investments in Russian securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 3(f) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 1(c) regarding securities on loan.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Emerging
Markets Small
Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $382,755,135
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 11,050,660
Value - Unaffiliated issuers (Includes securities loaned of $2,321,061) ................................. $435,013,346
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 11,050,660
Cash .................................................................................... 7,080
Foreign currency, at value (cost $2,828,651) ...................................................... 2,815,726
Receivables:
Investment securities sold ................................................................... 1,605,494
Capital shares sold ........................................................................ 271,435
Dividends ............................................................................... 921,281
Total assets .......................................................................... 451,685,022
Liabilities:
Payables:
Investment securities purchased .............................................................. 519,350
Capital shares redeemed ................................................................... 509,620
Management fees ......................................................................... 518,398
Distribution fees .......................................................................... 61,469
Transfer agent fees ........................................................................ 86,181
Trustees' fees and expenses ................................................................. 1,684
Payable upon return of securities loaned (Note 1 c ) .................................................. 361,833
Deferred tax ............................................................................... 1,511,275
Accrued expenses and other liabilities ........................................................... 243,449
Total liabilities ......................................................................... 3,813,259
Net assets, at value ................................................................. $447,871,763
Net assets consist of:
Paid-in capital ............................................................................. $399,578,506
Total distributable earnings (losses) ............................................................. 48,293,257
Net assets, at value ................................................................. $447,871,763

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Emerging
Markets Small
Cap Fund
Class A:
Net assets, at value ....................................................................... $215,598,114
Shares outstanding ........................................................................ 15,424,677
Net asset value per share
a
.................................................................. $13.98
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $14.79
Class C:
Net assets, at value ....................................................................... $17,588,230
Shares outstanding ........................................................................ 1,359,632
Net asset value and maximum offering price per share
a
............................................. $12.94
Class R:
Net assets, at value ....................................................................... $2,444,223
Shares outstanding ........................................................................ 178,229
Net asset value and maximum offering price per share ............................................. $13.71
Class R6:
Net assets, at value ....................................................................... $39,782,341
Shares outstanding ........................................................................ 2,800,034
Net asset value and maximum offering price per share ............................................. $14.21
Advisor Class:
Net assets, at value ....................................................................... $172,458,855
Shares outstanding ........................................................................ 12,122,675
Net asset value and maximum offering price per share ............................................. $14.23
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Investment Trust
Financial Statements
Statement of Operations
for the year ended March 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Emerging
Markets Small
Cap Fund
Investment income:
Dividends: (net of foreign taxes of $1,389,058)
Unaffiliated issuers ........................................................................ $11,085,709
Non-controlled affiliates (Note 3 f ) ............................................................. 1,087
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 60,195
Non-controlled affiliates (Note 3 f ) ............................................................. 336
Other income (Note 1 d ) ...................................................................... 63
Total investment income ................................................................... 11,147,390
Expenses:
Management fees (Note 3 a ) ................................................................... 7,013,154
Distribution fees: (Note 3c )
    Class A ................................................................................ 577,549
    Class C ................................................................................ 239,743
    Class R ................................................................................ 14,390
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 375,067
    Class C ................................................................................ 38,958
    Class R ................................................................................ 4,673
    Class R6 ............................................................................... 18,510
    Advisor Class ............................................................................ 318,578
Custodian fees ............................................................................. 180,669
Reports to shareholders fees .................................................................. 26,784
Registration and filing fees .................................................................... 96,919
Professional fees ........................................................................... 125,098
Trustees' fees and expenses .................................................................. 35,929
Other .................................................................................... 43,969
Total expenses ......................................................................... 9,109,990
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (908,280)
Net expenses ......................................................................... 8,201,710
Net investment income ................................................................ 2,945,680
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $507,089)
Unaffiliated issuers ...................................................................... 67,120,757
Foreign currency transactions ................................................................ (146,569)
Net realized gain (loss) .................................................................. 66,974,188
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (52,597,222)
Translation of other assets and liabilities denominated in foreign currencies .............................. (62,906)
Change in deferred taxes on unrealized appreciation ............................................... (1,006,622)
Net change in unrealized appreciation (depreciation) ............................................ (53,666,750)
Net realized and unrealized gain (loss) ............................................................ 13,307,438
Net increase (decrease) in net assets resulting from operations .......................................... $16,253,118

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton Emerging Markets Small Cap
Fund
Year Ended
March 31, 2022
Year Ended
March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,945,680 $1,314,772
Net realized gain (loss) ................................................. 66,974,188 (9,379,741)
Net change in unrealized appreciation (depreciation) ........................... (53,666,750) 248,426,809
Net increase (decrease) in net assets resulting from operations ................ 16,253,118 240,361,840
Distributions to shareholders:
Class A ............................................................. (23,724,369) (5,395,630)
Class C ............................................................. (2,095,957) (746,927)
Class R ............................................................. (285,726) (67,960)
Class R6 ............................................................ (5,079,624) (1,252,604)
Advisor Class ........................................................ (19,760,044) (4,727,858)
Total distributions to shareholders .......................................... (50,945,720) (12,190,979)
Capital share transactions: (Note 2 )
Class A ............................................................. 22,905,231 (28,189,282)
Class C ............................................................. (9,130,344) (9,965,543)
Class R ............................................................. (339,318) 531,332
Class R6 ............................................................ (3,281,288) (26,340,215)
Advisor Class ........................................................ 7,691,209 (84,044,655)
Total capital share transactions ............................................ 17,845,490 (148,008,363)
Net increase (decrease) in net assets ................................... (16,847,112) 80,162,498
Net assets:
Beginning of year ....................................................... 464,718,875 384,556,377
End of year ........................................................... $447,871,763 $464,718,875

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Templeton Emerging Markets Small Cap Fund
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Emerging Markets Small Cap Fund (Fund) is included in this
report. The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Effective August
2, 2021, Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for 8
years. Prior to August 2, 2021, Class C shares converted to
Class A shares after a 10-year holding period. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
As approved by the Trust's Board of Trustees (the Board)
at a meeting held on December 9, 2021, the Fund's fiscal
year end will be changed to August 31st effective August 31,
2022. This will result in the Fund having a fiscal year that is shorter than a full calendar year for the period ended August
31, 2022.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Board, the Fund's
administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee
(VC). The Fund may utilize independent pricing services,
quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
March 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at March 31,
2022, the Fund held $2,134,500 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund’s custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2022, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2022, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
Year Ended
March 31, 2022
Year Ended
March 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,563,202 $41,131,426 2,136,752 $26,473,724
Shares issued in reinvestment of distributions .......... 1,372,044 20,621,825 350,365 4,740,442
Shares redeemed ............................... (2,455,339) (38,848,020) (5,043,622) (59,403,448)
Net increase (decrease) .......................... 1,479,907 $22,905,231 (2,556,505) $(28,189,282)
Class C Shares:
Shares sold ................................... 149,733 $2,210,907 156,793 $1,896,159
Shares issued in reinvestment of distributions .......... 149,330 2,081,666 58,888 743,171
Shares redeemed
a
.............................. (894,701) (13,422,917) (1,107,234) (12,604,873)
Net increase (decrease) .......................... (595,638) $(9,130,344) (891,553) $(9,965,543)
Class R Shares:
Shares sold ................................... 22,180 $351,230 67,927 $874,835
Shares issued in reinvestment of distributions .......... 19,358 285,726 5,106 67,960
Shares redeemed ............................... (63,423) (976,274) (32,390) (411,463)
Net increase (decrease) .......................... (21,885) $(339,318) 40,643 $531,332
Class R6 Shares:
Shares sold ................................... 267,708 $4,334,208 214,426 $2,735,351
Shares issued in reinvestment of distributions .......... 105,695 1,612,908 27,722 380,073
Shares redeemed ............................... (583,877) (9,228,404) (2,684,562) (29,455,639)
Net increase (decrease) .......................... (210,474) $(3,281,288) (2,442,414) $(26,340,215)
Advisor Class Shares:
Shares sold ................................... 3,677,439 $59,605,210 2,674,444 $33,406,457
Shares issued in reinvestment of distributions .......... 1,148,453 17,559,839 302,621 4,154,984
Shares redeemed ............................... (4,323,520) (69,473,840) (10,539,651) (121,606,096)
Net increase (decrease) .......................... 502,372 $7,691,209 (7,562,586) $(84,044,655)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
For the year ended March 31, 2022, the gross effective investment management fee rate was 1.399% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.400% Up to and including $500 million
1.300% Over $500 million, up to and including $1 billion
1.200% In excess of $1 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended March 31, 2022, the Fund paid transfer agent fees of $755,786, of which $307,479 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended March 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $19,446
CDSC retained .............................................................................. $1,722
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 6,393,164 $ 124,671,414 $ (120,375,751) $ — $ — $ 10,688,827 10,688,827 $ 1,087
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $946,465 $45,560,566 $(46,145,198) $— $— $361,833 361,833 $336
Total Affiliated Securities ... $7,339,629 $170,231,980 $(166,520,949) $— $— $11,050,660 $1,423
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.50%, based on the average net assets of each class until July 31,
2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until July 31, 202 2 .
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
During the year ended March 31, 2022, the Fund utilized $19,859,744 of capital loss carryforwards.
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At March 31, 2022, the Fund deferred post-October capital losses of $4,224,843.
The tax character of distributions paid during the years ended March 31, 2022 and 2021, was as follows:
At March 31, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares, foreign capital gains tax and corporate actions.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended March 31, 2022, aggregated
$154,479,222 and $192,057,339, respectively.
2022 2021
Distributions paid from:
Ordinary income .......................................................... $33,533,084 $12,190,979
Long term capital gain ...................................................... 17,412,636 —
$50,945,720 $12,190,979
Cost of investments .......................................................................... $409,840,455
Unrealized appreciation ........................................................................ $120,304,757
Unrealized depreciation ........................................................................ (84,081,206)
Net unrealized appreciation (depreciation) .......................................................... $36,223,551
Distributable earnings:
Undistributed long term capital gains .............................................................. $18,148,522
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
At March 3 1 , 202 2 , in connection with securities lending transactions, the Fund loaned equity investments and received
$361,833 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Fund had little or no value at March
31, 2022.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
5. Investment Transactions
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended March 31, 2022, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 20,733,276 $ — $ — $ 20,733,276
Cambodia ............................ — 3,820,222 — 3,820,222
Chile ................................ — 1,913,703 — 1,913,703
China ............................... 15,096,174 41,246,851 — 56,343,025
Egypt ............................... 2,398,351 1,112,198 — 3,510,549
Georgia ............................. — 3,156,001 — 3,156,001
Hong Kong ........................... — 8,586,293 — 8,586,293
Hungary ............................. 7,693,550 — — 7,693,550
India ................................ 5,977,268 65,118,215 — 71,095,483
Kazakhstan .......................... — 1,013,856 — 1,013,856
Mexico .............................. 7,303,804 — — 7,303,804
Peru ................................ 13,263,607 — — 13,263,607
Philippines ........................... 5,765,176 13,612,239 — 19,377,415
Russia .............................. — — —
a
—
Saudi Arabia .......................... — 3,609,552 — 3,609,552
South Africa .......................... 9,011,515 — — 9,011,515
South Korea .......................... — 66,974,844 — 66,974,844
Sri Lanka ............................ 474,457 — — 474,457
Taiwan .............................. — 82,575,943 — 82,575,943
Thailand ............................. 5,372,430 4,325,365 — 9,697,795
Vietnam ............................. — 34,655,376 — 34,655,376
Preferred Stocks :
Brazil ............................... 5,478,643 — — 5,478,643
8. Credit Facility
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund (continued)
Assets:
Investments in Securities:
Preferred Stocks:
Chile ................................ $ 2,333,324 $ 2,391,113 $ — $ 4,724,437
Short Term Investments ................... 11,050,660 — — 11,050,660
Total Investments in Securities ........... $111,952,235 $334,111,771
b
$— $446,064,006
a
Includes securities determined to have no value at March 31, 2022.
b
Includes foreign securities valued at $334,111,771, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
9. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Global Investment Trust and Shareholders of Templeton Emerging Markets Small Cap
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Emerging Markets Small Cap Fund (one of the funds constituting Templeton Global Investment Trust, hereafter collectively referred to as the "Fund") as of March 31, 2022, the related statement of operations for the year ended March 31, 2022, the statement of changes in net assets for each of the two years in the period ended March 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31,
2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
May 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Investment Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2022:
Under Section 853 of the Internal Revenue Code, the Fund intend s to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended March 31, 2022 :
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $17,489,903
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $5,836,695
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $13,227,016
Amount Reported
Foreign Taxes Paid $1,896,583
Foreign Source Income Earned $8,097,684

Templeton Global Investment Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1994 119 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2017 120 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1996
and Lead Independent
Trustee since 2007
120 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 120 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2006 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2006 120 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2001 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
**Gregory E. Johnson
(1961)
Trustee Since 2006 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013
and Vice President
since 1996
120 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alan T. Bartlett (1970) President and
Chief Executive
Office –
Investment
Management
Since 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer,
Goodhart Partners (2009-2019).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2006, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Global Investment Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Emerging Markets Small Cap Fund
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Trustees (Board) of Templeton
Global Investment Trust (Trust), including a majority of
the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
investment management agreement between Templeton
Asset Management Ltd. (Manager) and the Trust, on behalf
of the Fund (Management Agreement) for an additional
one-year period. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of the
Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
acknowledged the ongoing integration of the Legg Mason
family of funds into the FT family of funds and developing
strategies to address areas of heightened concern in the
mutual fund industry, including various regulatory initiatives and recent geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board

Templeton Global Investment Trust
Shareholder Information

franklintempleton.com
Annual Report
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Performance Customized Peer Group) selected
by the Manager. The Board further reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional emerging markets funds.
The Performance Customized Peer Group for the Fund
included only emerging markets funds that invest only in
stocks that have total market cap within the range of the
market capitalizations of companies in the MSCI Emerging
Markets Small Cap Index at the time of purchase. The Board
noted that the Fund’s annualized total return for the one-,
three-, five- and ten-year periods was above the median of
its Performance Universe. The Board also noted that the
Fund’s annualized total return was below the median of its
Performance Customized Peer Group for each reporting
period, except for the one-year period for which the Fund’s
annualized total return was above the median and in the first quintile (best) of its Performance Customized Peer Group.
The Board concluded that the Fund’s performance was
satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for Class
A shares and Class M shares for each other fund in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
15 other emerging markets funds. The Board noted that
the Management Rate and actual total expense ratio for
the Fund were above the medians and in the fifth quintile
(most expensive) of its Expense Group. The Board
discussed the expenses of this Fund with management
and management explained that the Expense Group
was not directly comparable to the Fund as the Expense
Group was comprised of funds that had a significantly
lower average allocation of their investments to small- and
mid-capitalization companies in comparison to the Fund.
Management further explained that when the Fund is
compared to the subset of funds in the Expense Group
that invests principally in emerging markets small-cap
companies, the Fund’s Management Rate and actual total
expense ratio are more in line with peers. The Board then
noted that the Fund’s actual total expense ratio reflected
a fee waiver from management. In light of the above, the
Board concluded that the Management Rate charged to the
Fund is reasonable.

Templeton Global Investment Trust
Shareholder Information

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Annual Report
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2021, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that, to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may

Templeton Global Investment Trust
Shareholder Information

franklintempleton.com
Annual Report
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

426 A 05/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Emerging Markets Small Cap Fund
Investment Manager Distributor Shareholder Services
Templeton Asset Management Ltd. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $44,288 for the fiscal year ended March 31, 2022 and $53,585 for the fiscal year ended March 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $303 for the fiscal year ended March 31, 2022 and $0 for the fiscal year ended March 31, 2021.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $188,743 for the fiscal year ended March 31, 2022 and $17,000 for the fiscal year ended March 31, 2021. The services for which these fees were paid included benchmarking services in connection with the ICI TA Survey, professional fees in connection with SOC 1 Reports, and fees in connection with license for employee development tool Pro Edge.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $189,046 for the fiscal year ended March 31, 2022 and $17,000 for the fiscal year ended March 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.            N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 26, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  May 26, 2022